SELECTED STATEMENTS OF PROFIT OR LOSS DATA	12 Months Ended
Dec. 31, 2021
Disclosure of operating segments [abstract]
SELECTED STATEMENTS OF PROFIT OR LOSS DATA [Text Block]
NOTE 19:-	SELECTED STATEMENTS OF PROFIT OR LOSS DATA

	Year ended December 31,
	2021	2020

Salaries and related expenses	$19,718	$6,897
Depreciation and amortization	$6,004	$930